Share-based Compensation - Summary of Share-based Compensation Expenses Relating to RSUs Recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	¥ 273,124	$ 37,418	¥ 151,485	¥ 96,898
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	273,124	37,418	151,485	96,898
Sales and marketing expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	65,597	8,987	18,958	22,125
General and administrative expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	134,984	18,493	79,327	38,452
Research and development expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses	¥ 72,543	$ 9,938	¥ 53,200	¥ 36,321